Class A, C, R and Y | Invesco Oppenheimer Capital Appreciation Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees - Class A, C, R and Y - Invesco Oppenheimer Capital Appreciation Fund	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, R and Y - Invesco Oppenheimer Capital Appreciation Fund		Class A	Class C	Class R	Class Y
Management Fees		0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	[2]	1.03%	1.78%	1.28%	0.78%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.05%, 1.80%, 1.30% and 0.80%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, R and Y - Invesco Oppenheimer Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	649	860	1,087	1,740
Class C	281	560	964	2,095
Class R	130	406	702	1,545
Class Y	80	249	433	966

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, C, R and Y - Invesco Oppenheimer Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	649	860	1,087	1,740
Class C	181	560	964	2,095
Class R	130	406	702	1,545
Class Y	80	249	433	966

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund's (defined below) portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or the Russell 1000 Growth Index. The Fund primarily invests in securities of U.S. issuers but may also invest in foreign securities. The portfolio manager looks for growth companies with stock prices that he believes are reasonable in relation to overall stock market valuations. In seeking broad diversification of the Fund’s portfolio among industries and market sectors, the portfolio manager focuses on a number of factors that may vary in particular cases and over time. Currently, the portfolio manager looks for:
  companies in business areas that have above-average growth potential companies with growth rates that the portfolio manager believes are sustainable over time stocks with reasonable valuations relative to their growth potential.
The Fund may sell the stocks of companies that the portfolio manager believes no longer meet the above criteria, but is not required to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.

Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class A, Class C, Class R and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2019): 15.79% Best Quarter (ended June 30, 2009): 18.94% Worst Quarter (ended December 31, 2018): -16.71%
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Class A, C, R and Y - Invesco Oppenheimer Capital Appreciation Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares:	(11.14%)	5.46%	11.45%	Jan. 22, 1981
Class A shares: | Return After Taxes on Distributions	(14.02%)	2.35%	9.65%	Jan. 22, 1981
Class A shares: | Return After Taxes on Distributions and Sale of Fund Shares	(6.49%)	3.37%	8.97%	Jan. 22, 1981
Class C shares:	(7.52%)	5.84%	11.22%	Dec. 01, 1993
Class R Shares:	(6.19%)	6.38%	11.80%	Mar. 01, 2001
Class Y Shares:	(5.74%)	6.90%	12.43%	Nov. 03, 1997
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.51%)	10.40%	15.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.